Earnings per share	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Earnings per share
7     Earnings per share

	2022	2021	2020
		Restated	Restated
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	20,245	11,529	7,848
- Total	30,900	11,304	7,956
Weighted average number of shares (Million)
- Basic	5,061	5,057	5,057
- Diluted	5,071	5,068	5,069
Basic earnings per ordinary share (US cents)
- Continuing operations	400.0	228.0	155.2
- Total	610.6	223.5	157.3
Diluted earnings per ordinary share (US cents)
- Continuing operations	399.2	227.5	154.8
- Total	609.3	223.0	157.0
Headline earnings per ordinary share (US cents)
- Basic	439.0	284.8	171.1
- Diluted	438.1	284.2	170.7
Refer to note 27 ‘Discontinued operations’ for basic earnings per share and diluted earnings per share for Discontinued operations.
Earnings on American Depositary Shares represent twice the
earnings
for BHP Group Limited ordinary shares.
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2022	2021	2020
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	30,900	11,304	7,956
Adjusted for:
(Gain)/loss on sales of PP&E, Investments and Operations 1	(95)	(50)	4
Impairments of property, plant and equipment, financial assets and intangibles	515	2,633	494
Samarco impairment expense	–	111	95
Cerrejón impairment expense	–	466	–
Gain on disposal of BHP Mitsui Coal	(840)	–	–
Gain on merger of Petroleum	(8,167)	–	–
Other 2	–	–	48
Tax effect of above adjustments	(97)	(60)	54

Subtotal of adjustments	(8,684)	3,100	695

Headline earnings	22,216	14,404	8,651

Diluted headline earnings	22,216	14,404	8,651

1	Included in other income.

2	Mainly represent BHP share of impairment embedded in the statutory income statement of the Group’s equity accounted investments.
Recognition and measurement
Diluted earnings attributable to BHP shareholders are equal to the earnings attributable to BHP shareholders.
Prior to Group’s corporate structure unification, the calculation of the number of ordinary shares used in the computation of basic earnings per share was the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust. Effective from 31 January 2022, the aggregate of the weighted average number of ordinary shares of only BHP Group Limited is considered in the computation of basic earnings per share. Refer to note 16 ‘Share capital’ for details on unification.
For the purposes of calculating diluted earnings per share, the effect of 10 million dilutive shares has been taken into account for the year ended 30 June 2022 (2021: 11 million shares; 2020: 12 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under the employee share ownership plans for which terms and conditions are described in note 25 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
At 30 June 2022, there are no instruments which are considered antidilutive (2021: nil; 2020: nil).